July 8, 2016	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 224 to the Trust’s Registration Statement under the Securities Act and Amendment No. 225 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 224/225”), including (i) the Prospectus for State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund and State Street U.S. Value Spotlight Fund (the “Funds”); (ii) the Statement of Additional Information for the Funds; and (iii) other information and the signature pages.

Amendment No. 224/225 is being filed principally for registering Class A, Class I and Class K shares of the State Street U.S. Value Spotlight Fund, a new series of the Trust, and to make certain other changes to the Registration Statement with respect to State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund, existing series of the Trust which have not yet commenced operations (and were initially added to the Trust’s Registration Statement in Amendment No. 93/94, filed on February 23, 2015). It is intended that this Amendment No. 224/225 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures